4. Summary of Significant Accounting Policies: (q) Adoption of New Accounting Standards and Amendments (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(q) Adoption of New Accounting Standards and Amendments

(q)Adoption of New Accounting Standards and Amendments

The Company adopted the following amendments, effective July 1, 2022. The changes were made in accordance with the applicable transitional provisions. The Company had assessed that no material impact is expected upon the adoption of the following amendments on its consolidated financial statements:

4.Summary of Significant Accounting Policies (continued)

(q)Adoption of New Accounting Standards and Amendments (continued)

Amendments to IAS 37 – Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”)

In May 2020, the IASB issued amendments to update IAS 37. The amendments specify that in assessing whether a contract is onerous under IAS 37, the cost of fulfilling a contract includes both the incremental costs and an allocation of costs that relate directly to contract activities. The amendments also include examples of costs that do, and do not, relate directly to a contract.

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)

In February 2021, the IASB issued Definition of Accounting Estimates, which amended IAS 8. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. The amendments to IAS 8 are effective for annual periods beginning on or after January 1, 2023. The Company early-adopted these amendments as permitted.